Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Produced	$ 50,514,976	$ 48,059,165	$ 44,473,076
Purchased	52,831,365	55,978,545	44,587,934
Total revenue	103,346,341	104,037,710	89,061,010
Class I [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Produced	7,463,707	6,151,443	5,181,532
Purchased	8,572,512	7,331,962	6,155,223
Total revenue	16,036,219	13,483,405	11,336,755
Class II [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Produced	37,229,199	36,788,116	35,863,806
Purchased	36,177,490	41,313,745	33,573,351
Total revenue	73,406,689	78,101,861	69,437,157
Class III [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Produced	1,189,906	1,094,957	758,525
Purchased	1,863,990	2,291,899	2,355,768
Total revenue	3,053,896	3,386,856	3,114,293
Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Produced	4,632,164	4,024,649	2,669,213
Purchased	6,217,373	5,040,939	2,503,592
Total revenue	$ 10,849,537	$ 9,065,588	$ 5,172,805